SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2020
SIGNIFICANT ACCOUNTING POLICIES
Interim financial statements
a.	Interim financial statements:

The interim condensed consolidated balance sheet as of June 30, 2020 and the related interim condensed consolidated statements of operations, comprehensive loss and cash flows for the six months ended June 30, 2020 and 2019, and the statements of changes in shareholders' equity for the six months ended June 30, 2020, are unaudited. This unaudited information has been prepared by the Company in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial statements, and on the same basis as the audited annual consolidated financial statements. In management's opinion, this unaudited information reflects all adjustments (consisting only of normal recurring accruals) necessary for a fair presentation of the financial information, in accordance with generally accepted accounting principles, for interim financial reporting for the periods presented and accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for audited financial statements. However, the Company believes that the disclosures are adequate to make the information presented not misleading. These interim condensed consolidated financial statements should be read in conjunction with the 2019 annual consolidated financial statements and the notes thereto. The interim condensed  consolidated balance sheet data as of December 31, 2019 was derived from the 2019 annual consolidated financial statements, but does not include all disclosures required by U.S. GAAP.

Use of estimates
b.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. As applicable to these interim condensed consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition and allowance for sales returns, allowance for doubtful accounts, inventories write-off, intangible assets, goodwill, income taxes and valuation allowance, share-based compensation and contingent liabilities. Actual results could differ from those estimates.

In light of the currently unknown extent and duration of the COVID-19 pandemic, we face a greater degree of uncertainty than normal in making the judgments and estimates needed to apply to certain of the Company's significant accounting policies. The Company assessed certain accounting matters that generally require consideration of forecasted financial information in context with the information reasonably available to the Company and the unknown future impacts COVID-19 as of June 30, 2020 and through the date of this report. These estimates may change, as new events occur and additional information is obtained. Actual results could differ materially from these estimates under different assumptions or conditions.

Impact of recently issued accounting standard not yet adopted & Recently adopted accounting standard
c.	Impact of recently issued accounting standard not yet adopted:

In December 2019, the Financail Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") 2019-12, "Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes", which simplifies the accounting for income taxes. This guidance will be effective for the first quarter of 2021 on a prospective basis, with early adoption permitted. We are currently reviewing this standard but do not expect that it will have a material impact on our consolidated financial statements.

d.	Recently adopted accounting standard:

In January 2017, the FASB issued ASU 2017-04, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment" ("ASU 2017-04"). ASU 2017-04 eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (the "Step 2 test") from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. ASU 2017-04 became effective for the Company beginning January 1, 2020 and must be applied to any annual or interim goodwill impairment assessments after that date. The implementation did not have a material impact on our condensed consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments-Credit Losses (Topic 326)" ("ASU 2016-13"). ASU 2016-13 requires that financial assets measured at amortized cost be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis. The measurement of expected credit losses is based upon historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. ASU 2016-13 became effective for annual and interim periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The implementation did not have a material impact on our condensed consolidated financial statements.